Condensed Consolidated Interim Statements of Financial Position (Unaudited) - CAD ($)	Sep. 30, 2025	Dec. 31, 2024
Current Assets
Cash	$ 69,881,348	$ 6,252,409
Receivables	1,249,555	573,390
Inventory	2,930,594	1,532,263
Prepaids and deposits	1,913,632	724,513
Total current assets	75,975,129	9,082,575
Equipment	780,836	529,542
Intangible assets	38,370	45,141
Investments	21,428	14,286
Receivable		156,200
Right of use assets	265,298	372,344
TOTAL ASSETS	77,081,061	10,200,088
Current Liabilities
Trade payables and accrued liabilities	2,997,745	2,399,187
Customer deposits	81,415	466,295
Deferred income	168,637	18,542
Derivative liability	3,037,087	2,198,121
Lease liabilities	151,033	154,147
Total current liabilities	6,435,917	5,236,292
Non-current Liabilities
Deferred Income	49,908	68,139
Lease liabilities	162,815	273,874
TOTAL LIABILITIES	6,648,640	5,578,305
SHAREHOLDERS’ EQUITY
Share capital	188,400,703	110,742,984
Reserves – share-based payments	8,898,765	7,698,304
Reserves - warrants	4,337,236	3,776,428
Accumulated deficit	(130,822,612)	(117,465,829)
Accumulated other comprehensive income	(381,671)	(130,104)
TOTAL SHAREHOLDERS’ EQUITY	70,432,421	4,621,783
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 77,081,061	$ 10,200,088